CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Accumulated Loss [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2012	$ 340,877,413	$ 17,288	$ (494,928)	$ 144,755,902	$ 38,276,015	$ 19,551,006	$ 138,772,130
Balance, shares at Dec. 31, 2012		172,877,433
Net income (loss)	(221,090,508)				$ (70,943,484)		(150,147,024)
Other comprehensive income	5,543,033					$ 4,148,190	$ 1,394,843
Share-based compensation	1,881,401			$ 1,881,401
Options Exercised	135,171	$ 55	$ 96,256	$ 38,860
Options Exercised, shares		550,420
Repurchase of stock, shares
Deconsolidation of Daqo New Material Co., Ltd.	9,980,051						$ (9,980,051)
Balance at Dec. 31, 2013	137,326,561	$ 17,343	$ (398,672)	$ 146,676,163	$ (32,667,469)	$ 23,699,196
Balance, shares at Dec. 31, 2013		173,427,853
Net income (loss)	16,649,176				$ 16,649,176
Other comprehensive income	(3,662,013)					$ (3,662,013)
Share-based compensation	1,792,819			$ 1,792,819
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively	54,624,447	$ 5,000		54,619,447
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively, shares		50,000,000
Options Exercised	37,080	$ 15		37,065
Options Exercised, shares		150,000
Repurchase of stock, shares
Balance at Dec. 31, 2014	206,768,070	$ 22,358	$ (398,672)	$ 203,125,494	$ (16,018,293)	$ 20,037,183
Balance, shares at Dec. 31, 2014		223,577,853
Net income (loss)	13,047,584				$ 12,956,889
Other comprehensive income	(11,286,150)					$ (11,256,870)
Share-based compensation	3,687,951			$ 3,687,951
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively	27,996,959	$ 3,850		27,993,109
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively, shares		38,500,000
Options Exercised	$ 275,783	$ 112		$ 275,671
Options Exercised, shares	1,115,625	1,115,625
Repurchase of stock	$ (1,350,164)		$ (1,350,164)
Repurchase of stock, shares		(2,356,900)
Capital injection from noncontrolling shareholders	2,516,457			$ 1,275,845			$ 1,240,612
Balance at Dec. 31, 2015	$ 241,656,490	$ 26,320	$ (1,748,836)	$ 236,358,070	$ (3,061,404)	$ 8,780,313	$ 1,302,027
Balance, shares at Dec. 31, 2015		260,836,578